Trade receivables - Aging analysis of trade receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Aging analysis of trade receivables
Trade receivables		¥ 215,376
Past due
Aging analysis of trade receivables
Trade receivables | $	$ 215,376
Within 3 months | Past due
Aging analysis of trade receivables
Trade receivables		159,152
3 months - 6 months | Past due
Aging analysis of trade receivables
Trade receivables		22,469
6 months - 9 months | Past due
Aging analysis of trade receivables
Trade receivables		11,245
9 months - 1 year | Past due
Aging analysis of trade receivables
Trade receivables		6,241
Between 1 and 2 years | Past due
Aging analysis of trade receivables
Trade receivables		15,712
2 - 3 years | Past due
Aging analysis of trade receivables
Trade receivables		¥ 557
Predecessor
Aging analysis of trade receivables
Trade receivables				¥ 181,127
Predecessor | Past due
Aging analysis of trade receivables
Trade receivables | $			$ 181,127
Predecessor | Within 3 months | Past due
Aging analysis of trade receivables
Trade receivables				126,291
Predecessor | 3 months - 6 months | Past due
Aging analysis of trade receivables
Trade receivables				28,915
Predecessor | 6 months - 9 months | Past due
Aging analysis of trade receivables
Trade receivables				14,052
Predecessor | 9 months - 1 year | Past due
Aging analysis of trade receivables
Trade receivables				5,954
Predecessor | Between 1 and 2 years | Past due
Aging analysis of trade receivables
Trade receivables				4,169
Predecessor | 2 - 3 years | Past due
Aging analysis of trade receivables
Trade receivables				¥ 1,746